UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21053

                         BlackRock Virginia Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Virginia Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:           888-825-2257

Date of fiscal year end:           August 31, 2006

Date of reporting period:           May 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2006

BlackRock Virginia Municipal Bond Trust (BHV)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—150.1%
			Multi-State—6.8%
Baa1	$ 1,500	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$ 1,680,405

			Puerto Rico—5.7%
BBB	1,390		Children's Trust Fund Tobacco Settlement RB, 5.375%, 5/15/33	05/12 @ 100	1,421,191

			Virginia—137.6%
NR4	1,465		Alexandria Redev. & Hsg. Auth. RB, 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	1,385,582
A	2,150	[5]	Arlington Cnty. Ind. Dev. Auth. Hosp. Fac. RB, Virginia Hosp. Ctr. Arlington Hlth.
			Sys. Proj., 5.25%, 7/01/11	N/A	2,313,378
AAA	1,500	[5,6]	Arlington Cnty. Pub. Impvt. GO, 5.00%, 2/01/11	N/A	1,581,315
NR	1,500		Celebrate North Cmnty. Dev. Auth. SA, Ser. B, 6.75%, 3/01/34	03/14 @ 102	1,571,355
AAA	1,500	[7]	Danville Ind. Dev. Auth. Hosp. RB, Danville Regl. Med. Ctr. Proj., 5.25%, 10/01/28, AMBAC	ETM	1,649,775
NR	990		Dulles Town Ctr. Cmnty. Dev. Auth. SA, Dulles Town Ctr. Proj., 6.25%, 3/01/26	03/08 @ 102	1,014,344
AAA	1,205		Fairfax Cnty. Wtr. Auth. RB, 5.00%, 4/01/27	04/12 @ 100	1,250,477
AA	1,000		Hampton GO, 5.00%, 4/01/20	04/12 @ 101	1,051,910
A-	1,500		Henrico Cnty. Econ. Dev. Auth. RB, Bon Secours Hlth. Sys., Inc. Proj., Ser. A, 5.60%, 11/15/30	11/12 @ 100	1,556,535
AAA	3,000		Hsg. Dev. Auth. Comnwlth. Mtg. RB, Ser. H, 5.375%, 7/01/36, MBIA	07/11 @ 100	3,131,430
BBB	1,300		Isle Wight Cnty. Indl. Dev. Auth. Env. Impvt. RB, Ser. A, 5.70%, 11/01/27	11/13 @ 100	1,330,641
AAA	1,500		Met. Arpts. Auth. Arpt. Sys. RB, Ser. A, 5.25%, 10/01/32, FGIC	10/12 @ 100	1,556,190
AAA	1,500		Norfolk Arpt. Auth. RB, Ser. A, 5.125%, 7/01/31, FGIC	07/11 @ 100	1,540,680
B1	1,000		Peninsula Ports Auth. Baptist Homes RB, Ser. C, 5.40%, 12/01/33	12/16 @ 100	1,000,670
A	5,000		Pocahontas Pkwy. Assoc. Toll Rd. RB, Ser. B,, Zero Coupon, 8/15/22, ACA	08/08 @ 45.5	2,033,950
AA+	1,275		Prince William Cnty. RB, 5.00%, 12/01/21	06/12 @ 100	1,325,082
			Res. Auth. RB,
AA	635		Infrastructure, Ser. A, 5.125%, 5/01/27	05/11 @ 101	661,702
AA	1,500	[5]	Wtr. & Swr. Sys., Frederick Cnty. San. Auth. Proj., 5.20%, 10/01/10	N/A	1,590,270
AAA	1,250		Richmond Met. Auth. Expwy. RB, 5.25%, 7/15/22, FGIC	No Opt. Call	1,377,863
AAA	3,000		Richmond Pub. Util. RB, 5.00%, 1/15/33, FSA	01/12 @ 100	3,070,530
BBB	500		Tobacco Settlement Fin. Corp. RB, 5.50%, 6/01/26	06/15 @ 100	511,115
			Virginia Coll. Bldg. Auth. Edl. Facs. RB, Washington & Lee Univ. Proj.,
AAA	500		5.25%, 1/01/26, MBIA	No Opt. Call	555,060
AAA	1,000		5.25%, 1/01/31, MBIA	No Opt. Call	1,116,780

					34,176,634

			Total Long-Term Investments (cost $34,948,964)		37,278,230

	Shares
	(000)

			MONEY MARKET FUND—0.6%
NR	150		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $150,000)	N/A	150,000

			Total Investments—150.7% (cost $35,098,9648)		$ 37,428,230
			Other assets in excess of liabilities —3.8%		940,894
			Preferred shares at redemption value, including dividends payable —(54.5)%		(13,532,072)

			Net Assets Applicable to Common Shareholders—100%		$ 24,837,052

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2006, the Trust held 6.8% of its net assets, with a current market value of $1,680,405, in securities restricted as to resale.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	Security pledged as collateral.
[7]	Security is collateralized by Municipal or U.S. Treasury obligations.
[8]	Cost for Federal income tax purposes is $35,034,072. The net unrealized appreciation on a tax basis is $2,394,158, consisting of $2,477,238, gross unrealized appreciation and $83,080, gross unrealized depreciation.

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BlackRock Virginia Municipal Bond Trust (BHV)

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
TM	— Escrowed to Maturity	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bonds

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Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                BlackRock Virginia Municipal Bond Trust

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/   Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 26, 2006

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006